Financial risk management (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Notional value	$ 72,080
Fair value of derivative financial assets (liability)	(25)	$ (101)
Foreign Exchange Rate Risk [Member] | Cross Currency Swap C D I X U S [Member] | Derivatives Not Designated For Hedge Accounting [Member]
IfrsStatementLineItems [Line Items]
Notional value	488	488
Fair value of derivative financial assets (liability)	$ (85)	(105)
Maturity	2029
Foreign Exchange Rate Risk [Member] | Short Position Foreign Currency Forwards [Member] | Derivatives Not Designated For Hedge Accounting [Member]
IfrsStatementLineItems [Line Items]
Notional value	$ (20)	(20)
Maturity	2026
Interest rate risk [member] | Swap contract [member] | Derivatives Not Designated For Hedge Accounting [Member]
IfrsStatementLineItems [Line Items]
Notional value	$ 3,008	3,008
Fair value of derivative financial assets (liability)	$ 53	17
Maturity	2029/2034
Price Risk [Member] | Future Contracts Crude Oil And Oil Products [Member] | Derivatives Not Designated For Hedge Accounting [Member]
IfrsStatementLineItems [Line Items]
Notional value	$ (3,045)	(1,450)
Fair value of derivative financial assets (liability)	$ 7	$ (13)
Maturity	2026
Price Risk [Member] | Options Long Put Soybean Oil [Member] | Derivatives Not Designated For Hedge Accounting [Member]
IfrsStatementLineItems [Line Items]
Notional value	$ (4)
Maturity	2026